Average Annual Total Returns - Institutional - Vanguard Long-Term Bond Index Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares Since Inception	Institutional Plus Shares Inception Date	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	15.68%	9.25%	6.87%	Oct. 06, 2011	16.12%	9.35%	6.88%	7.75%	4.53%	3.53%